Stock-Based Compensation (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Feb. 20, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	3,095,650		3,095,650		2,758,689
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting Period	3 years		3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting Period	2 years		2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued				4,277,000
Restricted stock expense	$ 0.4	$ 0.2	$ 1.2
Share based compensation expense	$ 0.1		$ 0.1